Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Earnings per share [Abstract]
Potential issuance of shares on settlement of Green Exchangeable Notes (in shares)	3,347,305		3,347,305		3,347,305
Potential issuance of subscribed shares (in shares)	596,681		725,041
Profit/(loss) attributable to Atlantica	$ (5,443)		$ (30,080)		$ 11,968
Average number of ordinary shares outstanding - basic (in shares)	114,695,000		111,008,000		101,879,000
Average number of ordinary shares outstanding - diluted (in shares)	118,501,000		114,523,000		103,392,000
Earnings per share for the year - basic (in dollars per share)	$ (0.05)		$ (0.27)		$ 0.12
Earnings per share for the year - diluted (in dollars per share)	$ (0.05)	[1]	$ (0.27)	[1]	$ 0.12

[1]	The potential ordinary shares related to the Green Exchangeable Notes and the ATM program have not been considered in the calculation of diluted earnings per share for the years 2022 and 2021 as they have an antidilutive effect.